Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Schedule of Fair Value of the Consideration Transferred
The fair value of the consideration transferred was as follows:

At September 4, 2018
Cash consideration paid to the selling shareholders (a)	3,000
Shares of the Company issued to selling shareholders (b)	22,000

Total fair value of consideration transferred to selling shareholders	25,000
Capital contribution related to option exercised (c)	2,184
Fair value of previously held interest in Equals	22,816

Total fair value of consideration	50,000

(a)	consideration paid in cash for the acquisition of additional 6% interest, representing 3,600 outstanding shares held by the selling shareholders.
(b)
consideration price for the acquisition of the remaining 44% interest in Equals at fair value of R$ 22,000, through the issuance of 1,856 (after share split 233,856) shares of the Company, transferred to the selling shareholders after completion of the Company’s IPO.

(c)	exercise of the option for, whereby 17,142 new shares of Equals were issued, representing an increase of 20% to the previously held interest.

Schedule of Fair Value of Assets and Liabilities on Acquisition Date
The fair value of identifiable assets acquired and liabilities assumed of Equals on the acquisition date was as follows:

Fair value recognized on acquisition
Assets
Cash and cash equivalents	60
Trade accounts receivable	798
Other current assets	312
Receivables to related parties	1,057
Property and equipment	428
Intangible assets—Software (internally developed)	34,539
Intangible assets—Customer relationship	2,103
Intangible assets—Non-compete agreement	1,659
Deferred tax assets	108

41,064
Liabilities
Trade accounts payable	(419)
Labor and social security liabilities	(1,704)
Taxes payable	(225)
Payables to related parties	(244)
Deferred tax liabilities	(12,960)

(15,552)
Net identifiable assets acquired	25,512
Goodwill on acquisition	24,488

Total consideration transferred	50,000

Schedule of Intangible Assets
The following intangible assets met the criteria in IAS 38—
Intangible Assets
for preliminary recognition:

Assets	Amount	Method	Expected amortization period
Software (internally developed)	34,355	Multi-period Excess Earnings Method—MEEM	10 years
Customer relationship	2,103	Cost approach	3 years
Non-compete agreement	1,659	With and without method	5 years

Schedule of Purchase Consideration Cash Outflow	Purchase consideration—cash outflow

Consideration paid in cash	(3,000)
Net cash acquired	60

Net cash flow on acquisition (a)	(2,940)

(a)	Included in the cash flow from investing activities.